CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Loss before income tax expense	$ (564,572)	$ (634,664)	$ (346,209)
Adjustments to reconcile loss before income tax expense to net cash provided by operating activities:
Depreciation and amortization	51,163	55,296	62,271
Depreciation of right-of-use assets	42,795	37,552	35,127
Share-based payment expense	707,087	385,732	313,395
Net loss on exchange derivative and capped call transactions	424,482	616,446	335,953
Amortization of debt discount and issuance cost	4,075	109,548	35,608
Interest income	(2,297)	(7,174)	(27,801)
Interest expense	21,749	13,164	14,002
Net foreign currency loss (gain)	(12,065)	7,650	(1,503)
Impairment of lease related assets	0	7,435	0
Net unrealized loss on investments	2,100	2,000	0
Net loss (gain) on sale of investments, disposal of assets and other	3,189	1,144	(993)
Changes in assets and liabilities:
Trade receivables	(134,764)	(61,256)	(29,440)
Prepaid expenses and other assets	(20,767)	(13,054)	(10,608)
Trade and other payables, provisions and other non-current liabilities	140,946	64,899	51,532
Deferred revenue	284,937	294,371	131,535
Interest received	2,086	12,513	29,217
Income tax paid, net	(66,648)	(50,272)	(17,876)
Net cash provided by operating activities	883,496	841,330	574,210
Investing activities
Business combinations, net of cash acquired	(12,377)	(91,584)	(53,212)
Purchases of intangible assets	(4,018)	(1,800)	0
Purchases of property and equipment	(70,583)	(31,520)	(35,709)
Purchases of investments	(132,671)	(119,431)	(985,931)
Proceeds from maturities of investments	76,937	454,996	513,268
Proceeds from sales of investments	186,262	48,786	245,498
Change in restricted cash	10,336	(2,618)	(2,085)
Payment of deferred consideration	(7,034)	(185)	(760)
Net cash provided by (used in) investing activities	46,852	256,644	(318,931)
Financing activities
Proceeds from exercise of share options	32	1,163	1,802
Payments of lease obligations	(49,142)	(44,874)	(38,125)
Payment of issuance costs for debt	0	(4,445)	0
Interest paid	(13,310)	(6,498)	(6,250)
Repayment of exchangeable senior notes	(1,548,686)	(1,803,244)	(2)
Proceeds from settlement of capped call transactions	135,497	203,093	0
Proceeds from term loan facility	1,000,000	0	0
Proceeds from other financing arrangements	13,877	0	0
Net cash used in financing activities	(461,732)	(1,654,805)	(42,575)
Effect of exchange rate changes on cash and cash equivalents	(9,194)	5,406	(1,176)
Net increase (decrease) in cash and cash equivalents	459,422	(551,425)	211,528
Cash and cash equivalents at beginning of period	919,227	1,479,969	1,268,441
Net decrease (increase) in cash and cash equivalents included in assets held for sale	6,616	(9,317)	0
Cash and cash equivalents at end of period	$ 1,385,265	$ 919,227	$ 1,479,969